LEASES	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of leases [text block]
19. LEASES

The finance lease liability recognized is in respect of mining vehicles which have been used in excavation and hauling of waste rock and ore under an installment sale agreement.

The lease liability is effectively secured as the rights to the leased asset revert to the lessor in the event of default.

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Gross finance lease liabilities – minimum lease payments:
No later than 1 year	11,042	12,979	12,100
Later than 1 year and no later than 5 years	39,872	42,239	52,968
Later than 5 years	6,694	13,344	13,381
Future finance charges	(9,662)	(13,545)	(18,696)
Present value of the finance lease liability	47,946	55,017	59,753

No later than 1 year	7,596	8,310	8,223
Later than 1 year and no later than 5 years	32,618	32,853	38,858
Later than 5 years	7,732	13,854	12,672
	47,946	55,017	59,753